Note 17 - Guarantor Subsidiaries (Details) - Condensed Consolidating Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Dec. 31, 2010 Consolidation, Eliminations [Member]	Jun. 30, 2013 Consolidated Entities [Member]	Jun. 30, 2012 Consolidated Entities [Member]	Dec. 31, 2012 Consolidated Entities [Member]	Dec. 31, 2011 Consolidated Entities [Member]	Dec. 31, 2010 Consolidated Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 10,275	$ 31,240	$ 69,016	$ 69,891	$ 197,809	$ (7,524)	$ 22,513	$ 49,295	$ 105,740	$ 81,676	$ 54,148	$ 4,681	$ 42,957	$ 79,166	$ 194,716	$ (36,349)	$ (5,773)	$ (14,296)	$ (12,449)	$ (8,579)	$ 9,819	$ (8,940)	$ (102,566)	$ (70,004)	$ 10,275	$ 31,240	$ 69,016	$ 69,891	$ 197,809
Cash flows from investing activities:
Additions to properties, plants, and equipment	60,291	51,535	113,096	87,546	67,414	229	264	(618)	(2)	(340)	54,128	50,789	(107,425)	(87,454)	(67,077)	5,934	482	(5,053)	(90)	3					60,291	51,535	(113,096)	(87,546)	(67,414)
Other investing activities								(48,815)	(38,356)	(4,019)	(102)	(116)	891	(1,659)	1,150	3,888		(5,835)	1			48,817	47,741	5,495	3,786	(116)	(4,942)	7,727	2,626
Cash flows from financing activities:
Dividends paid to shareholders						4,553	10,262	(17,673)	(9,414)	(4,513)															4,553	10,262	(17,673)	(9,414)	(4,513)
Proceeds from exercise of stock warrants				500	3,400					53,093																			53,093
Payments on debt													(5,878)	(2,938)	(1,780)			(12)									(5,890)	(2,938)	(1,780)
Other financing activity						(2,706)	6,467	52,227	(150,118)	21,135	1,681	(3,515)	(41,903)	88,193	(95,484)	(687)	6,664	26,659	12,237	8,947	(9,819)	(39,877)	54,825	64,509	(1,712)	(203)	(2,894)	5,137	(893)
Changes in cash and cash equivalents	105,391	(33,136)	(75,479)	(17,143)	178,928	(23,717)	18,454	34,416	(92,150)	147,032	(1,622)	(51,993)	(111,358)	75,308	31,525	130,730	403	1,463	(301)	371					105,391	(33,136)	(75,479)	(17,143)	178,928
Cash and cash equivalents	$ 296,375	$ 233,327	$ 190,984	$ 266,463	$ 283,606	$ 108,549		$ 132,266	$ 97,850		$ 55,453		$ 57,075	$ 168,433		$ 132,373		$ 1,643	$ 180						$ 296,375		$ 190,984	$ 266,463